Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Aug. 15, 2014
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED AUGUST 15, 2014 OF:

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

Effective immediately, the Prospectus is revised as follows:

•	On page 4, the following is added as a subsection under the section titled “Summary Information—Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk”:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED AUGUST 15, 2014 OF:

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

Effective immediately, the Prospectus is revised as follows:

•	On page 4, the following is added as a subsection under the section titled “Summary Information—Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk”:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.